Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Index Series
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts	$ (715,640)	$ 6,048,457	$ 39,937,080
Realized gains on securities	194,219	437,116	267,492
Change in unrealized gains (losses) on open futures contracts	6,373,625	(27,932,012)	16,195,091
Change in unrealized gains (losses) on securities	50,160	(92,490)	142,579
Brokerage commissions	(528,501)	(577,517)	(486,898)
Net realized and unrealized gain (loss) on investments	5,373,863	(22,116,446)	56,055,344
Investment income (loss)
Interest income	22,159	34,465	102,472
MF Global gain/(loss)	5,688,660	(7,330,679)
Investment income, total	5,710,819	(7,296,214)	102,472
Expenses
Management fees	1,916,415	2,194,951	1,568,683
Operating expenses	446,137	466,268	426,979
Support services fee	294,673	337,502	160,240
Servicing fees	109,638	135,874	119,620
Total expenses	2,766,863	3,134,595	2,275,522
Net investment income (loss)	2,943,956	(10,430,809)	(2,173,050)
Net income gain (loss)	8,317,819	(32,547,255)	53,882,294
Agricultural Sector Series
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts	467,837	(789,315)	3,251,109
Realized gains on securities	7,445	20,120	20,788
Change in unrealized gains (losses) on open futures contracts	(229,374)	(2,009,749)	1,514,854	[1],[2]
Change in unrealized gains (losses) on securities	2,016	(2,908)	5,426
Brokerage commissions	(27,763)	(34,806)	(43,746)
Net realized and unrealized gain (loss) on investments	220,161	(2,816,658)	4,748,431
Investment income (loss)
Interest income	1,291	1,752	4,957
MF Global gain/(loss)	347,629	(486,844)
Investment income, total	348,920	(485,092)	4,957
Expenses
Management fees	84,882	106,704	107,078
Operating expenses	53,447	51,451	49,590
Support services fee	13,052	16,407	9,302
Servicing fees	18,419	29,966	21,679
Total expenses	169,800	204,528	187,649
Net investment income (loss)	179,120	(689,620)	(182,692)
Net income gain (loss)	399,281	(3,506,278)	4,565,739
Energy Sector Series
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts			(206,448)
Realized gains on securities			1,620
Change in unrealized gains (losses) on open futures contracts
Change in unrealized gains (losses) on securities
Brokerage commissions			(3,433)
Net realized and unrealized gain (loss) on investments			(208,261)
Investment income (loss)
Interest income			883
MF Global gain/(loss)
Investment income, total			883
Expenses
Management fees			10,726
Operating expenses			15,287
Support services fee			426
Servicing fees			71
Total expenses			26,510
Net investment income (loss)			(25,627)
Net income gain (loss)			(233,888)
Total RICI Linked - PAM Advisors Fund, LLC
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts	(247,803)	5,259,142	42,981,741
Realized gains on securities	201,664	457,236	289,900
Change in unrealized gains (losses) on open futures contracts	6,144,251	(29,941,761)	17,709,945
Change in unrealized gains (losses) on securities	52,176	(95,398)	148,005
Brokerage commissions	(556,264)	(612,323)	(534,077)
Net realized and unrealized gain (loss) on investments	5,594,024	(24,933,104)	60,595,514
Investment income (loss)
Interest income	23,450	36,217	108,312
MF Global gain/(loss)	6,036,289	(7,817,523)
Investment income, total	6,059,739	(7,781,306)	108,312
Expenses
Management fees	2,001,297	2,301,655	1,686,487
Operating expenses	499,584	517,719	491,856
Support services fee	307,725	353,909	169,968
Servicing fees	128,057	165,840	141,370
Total expenses	2,936,663	3,339,123	2,489,681
Net investment income (loss)	3,123,076	(11,120,429)	(2,381,369)
Net income gain (loss)	$ 8,717,100	$ (36,053,533)	$ 58,214,145

[1]	No individual futures contract position constituted greater than 1% of members’ equity (net assets).
[2]	Represents less than 0.01% of members’ equity (net assets).